Exhibit 99.1

World Omni Auto Receivables Trust 2011-B

Monthly Servicer Certificate

April 30, 2012

Dates Covered
Collections Period	04/01/12 - 04/30/12
Interest Accrual Period	04/16/12 - 05/14/12
30/360 Days	30
Actual/360 Days	29
Distribution Date	05/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/12	616,393,145.97	35,061
Yield Supplement Overcollateralization Amount at 03/31/12	18,161,533.90	0

Receivables Balance at 03/31/12	634,554,679.87	35,061
Principal Payments	21,169,357.68	873
Defaulted Receivables	640,358.15	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/12	17,290,806.13	0

Pool Balance at 04/30/12	595,454,157.91	34,154

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	5,431,375.05	477
Past Due 61-90 days	1,083,176.04	77
Past Due 91 + days	176,851.00	16

Total	6,691,402.09	570

Total 31+ Delinquent as % Ending Pool Balance	1.12%

Recoveries	423,573.20

Aggregate Net Losses/(Gains) - April 2012	216,784.95

Overcollateralization Target Amount	31,261,343.29
Actual Overcollateralization	31,261,343.29

Weighted Average APR	4.37%
Weighted Average APR, Yield Adjusted	5.81%
Weighted Average Remaining Term	54.44

Flow of Funds	$ Amount

Collections	23,866,390.45
Advances	11,787.60
Investment Earnings on Cash Accounts	2,821.35
Servicing Fee	(528,795.57)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	23,352,203.83

Distributions of Available Funds
(1) Class A Interest	410,911.40
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	21,136,119.08
(7) Distribution to Certificateholders	1,773,504.90
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	23,352,203.83

Servicing Fee	528,795.57
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 04/16/12	585,328,933.70
Principal Paid	21,136,119.08
Note Balance @ 05/15/12	564,192,814.62

Class A-1
Note Balance @ 04/16/12	38,604,933.70
Principal Paid	21,136,119.08
Note Balance @ 05/15/12	17,468,814.62
Note Factor @ 05/15/12	11.0562118%

Class A-2
Note Balance @ 04/16/12	197,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/12	197,000,000.00
Note Factor @ 05/15/12	100.0000000%

Class A-3
Note Balance @ 04/16/12	243,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/12	243,000,000.00
Note Factor @ 05/15/12	100.0000000%

Class A-4
Note Balance @ 04/16/12	87,531,000.00
Principal Paid	0.00
Note Balance @ 05/15/12	87,531,000.00
Note Factor @ 05/15/12	100.0000000%

Class B
Note Balance @ 04/16/12	19,193,000.00
Principal Paid	0.00
Note Balance @ 05/15/12	19,193,000.00
Note Factor @ 05/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	442,579.85
Total Principal Paid	21,136,119.08

Total Paid	21,578,698.93

Class A-1
Coupon	0.41126%
Interest Paid	12,789.54
Principal Paid	21,136,119.08

Total Paid to A-1 Holders	21,148,908.62

Class A-2
Coupon	0.65000%
Interest Paid	106,708.33
Principal Paid	0.00

Total Paid to A-2 Holders	106,708.33

Class A-3
Coupon	0.96000%
Interest Paid	194,400.00
Principal Paid	0.00

Total Paid to A-3 Holders	194,400.00

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6280187
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.9920523

Total Distribution Amount	30.6200710

A-1 Interest Distribution Amount	0.0809465
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	133.7729056

Total A-1 Distribution Amount	133.8538521

A-2 Interest Distribution Amount	0.5416666
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.5416666

A-3 Interest Distribution Amount	0.8000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.8000000

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/12	52,270.39
Balance as of 04/30/12	64,057.99
Change	11,787.60

Reserve Account
Balance as of 04/16/12	1,810,700.07
Investment Earnings	222.64
Investment Earnings Paid	(222.64)
Deposit/(Withdrawal)	—
Balance as of 05/15/12	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07